Investments in Associates - Summary of Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 25, 2022
Disclosure of associates [Line Items]
As of period start	$ 0	$ 0
Share of losses recorded against Long Term Interests (LTIs)		73,703
Cash investment in associate	19,961	0	$ 0
Additional investment as a result of backstop settlement (see above)	8,424
Gain on dilution of ownership interest in associate	13,793
Share in net loss of associates	(27,749)	(73,703)	(34,117)
Reversal of equity method losses recorded against LTIs (due to decrease in LTI fair value)	(4,406)
Impairment	(8,390)	0	0
As of period end	9,147	0	0
Gelesis
Disclosure of associates [Line Items]
As of period start	0
Share of net loss in Gelesis	(24,306)	(73,703)	(34,117)
Share of losses recorded against Long Term Interests (LTIs)		73,700	23,000
Investment in Sonde - deconsolidation			$ 0
Share in other comprehensive loss of associates	(166)
As of period end	$ 4,910	$ 0
Sonde
Disclosure of associates [Line Items]
Investment in Sonde - deconsolidation				$ 7,680